LINE OF CREDIT (Schedule of Movement in Line of Credit) (Details) (USD $)	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
LINE OF CREDIT [Abstract]
Balance at beginning of period		$ 53,490
Add: financing fees paid	79,898	945,126	18,698	30,698
Less: amortization of deferred financing costs		(217,702)	(8,487)	(26,408)
Balance at end of period	53,490			53,490
Less: current maturities	(33,541)	(481,104)		(33,541)
Long-term deferred financing costs	$ 19,949	$ 862,419		$ 19,949